Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Cash flows from operating activities:
Net income (loss)	$ (24,446)	$ 36,596	$ (47,268)
Net income (loss) from discontinued operations	(39,146)	3,724	31,872
Net income (loss) from continuing operations	14,700	32,872	(79,140)
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	139,138	149,143	174,750
Stock-based compensation expense	14,201	16,875	11,154
Impairment charges	3,991	366	32,379
Deferred taxes	34,604	(3,858)	58,098
(Gain) loss on disposal of property and equipment	2,428	4,605	(920)
Decrease in other long-term liabilities	(48,025)	(4,201)	(5,223)
Pension contributions	(12,707)	(13,667)	(1,904)
Pension reclassification	20,802	7,317
Net (increase) decrease in other non-current assets	(3,405)	1,019	3,983
Changes in operating assets and liabilities, net	29,960	(191,201)	82,507
Net cash flows provided by (used in) operating activities	195,687	(730)	275,684
Cash flows from investing activities:
Purchases of property and equipment	(94,274)	(94,805)	(96,728)
Net (increase) decrease in other non-current assets			3,402
Net cash flows used in investing activities	(94,274)	(94,805)	(93,326)
Cash flows from financing activities:
Proceeds from credit facility	929,500	349,400	734,000
Payments on credit facility	(882,300)	(349,400)	(811,000)
Cash dividends paid	(46,056)	0
Treasury stock repurchase plan	(26,718)
Cash settlement of equity award	(8,022)
Payment of new credit facility related fees	(5,701)
Purchase of treasury stock related to stock-based compensation	(4,004)	(10,607)	(5,254)
Cash dividends paid to preferred shareholders	(3,941)	(16,026)	(15,768)
Inducement fee paid upon conversion of Series J preferred stock	(3,657)
Excess tax benefit from stock-based compensation	1,838	1,865	560
Proceeds from exercise of common stock options	1,303	1,282	1,031
Payment of Junior Seller Note		(127,250)
Acquisition of preferred membership interests		(76,175)
Net proceeds from Microsoft commercial agreement financing arrangement		57,161	84,675
Net cash flows used in financing activities	(47,758)	(169,750)	(11,756)
Cash flows from discontinued operations:
Operating cash flows	(81,643)	57,657	48,255
Investing cash flows	(16,505)	(58,183)	(39,156)
Financing cash flows (including cash at date of Spin-Off)	(16,029)
Net cash flows provided by (used in) discontinued operations	(114,177)	(526)	9,099
Net increase (decrease) in cash and cash equivalents	(60,522)	(265,811)	179,701
Cash and cash equivalents at beginning of period	74,360	340,171	160,470
Cash and cash equivalents at end of period	13,838	74,360	340,171
Cash and cash equivalents of discontinued operations		(59,714)	(144,269)
Cash and cash equivalents at end of period	13,838	14,646	195,902
Changes in operating assets and liabilities, net:
Receivables, net	(64,652)	44,715	8,097
Merchandise inventories, net	62,015	(36,448)	206,121
Prepaid expenses and other current assets	(11,947)	(28,228)	4,197
Accounts payable and accrued liabilities	44,544	(171,240)	(135,908)
Changes in operating assets and liabilities, net	29,960	(191,201)	82,507
Supplemental cash flow information
Interest	12,217	16,548	20,115
Income taxes (net of refunds)	16,107	95,584	3,471
Non-cash financing activity:
Accrued dividends for long-term incentive awards	451
Dividends to preferred stockholders paid in shares	1,783
Issuance of common stock upon conversion of Series J preferred stock	$ 200,262
Accrued dividends on redeemable preferred stock		3,941	$ 4,202
Acquisition of preferred membership interests for 2,737,290 shares of common stock of Barnes & Noble, Inc.		$ 76,175